Income taxes - Deferred tax assets and liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes [Line Items]
Deferred tax expense (income) recognised in profit or loss	€ 190	€ (13)	€ 121
Net deferred tax assets	1,761	1,721
Intangible assets and goodwill [member]
Income taxes [Line Items]
Deferred tax liability (asset)	(240)	(132)	162
Deferred tax expense (income) recognised in profit or loss	147	317
Other changes in deferred tax assets and liabilities	(39)	(23)
Net deferred tax assets	379	280
Net deferred tax liabilities	140	148
Property, plant and equipment [member]
Income taxes [Line Items]
Deferred tax liability (asset)	(32)	(58)	(12)
Deferred tax expense (income) recognised in profit or loss	(22)	38
Other changes in deferred tax assets and liabilities	(4)	8
Net deferred tax assets	65	67
Net deferred tax liabilities	32	9
Inventories [Member]
Income taxes [Line Items]
Deferred tax liability (asset)	(313)	(252)	(257)
Deferred tax expense (income) recognised in profit or loss	77	(6)
Other changes in deferred tax assets and liabilities	(16)	1
Net deferred tax assets	317	259
Net deferred tax liabilities	4	7
Other assets [member]
Income taxes [Line Items]
Deferred tax liability (asset)	(97)	(56)	(50)
Deferred tax expense (income) recognised in profit or loss	37	(15)
Other changes in deferred tax assets and liabilities	4	21
Net deferred tax assets	135	90
Net deferred tax liabilities	38	33
Pensions and other employee benefits [Member]
Income taxes [Line Items]
Deferred tax liability (asset)	(245)	(269)	(267)
Deferred tax expense (income) recognised in profit or loss	4	4
Other changes in deferred tax assets and liabilities	(27)	(1)
Net deferred tax assets	251	270
Net deferred tax liabilities	6	1
Other liabilities [Member]
Income taxes [Line Items]
Deferred tax liability (asset)	(384)	(334)	(428)
Deferred tax expense (income) recognised in profit or loss	81	(119)
Other changes in deferred tax assets and liabilities	(30)	25
Net deferred tax assets	436	436
Net deferred tax liabilities	52	102
Deferred tax assets on taxLoss carryforwards [Member]
Income taxes [Line Items]
Deferred tax liability (asset)	(449)	(620)	(824)
Deferred tax expense (income) recognised in profit or loss	(133)	(231)
Other changes in deferred tax assets and liabilities	(38)	27
Net deferred tax assets	449	620
Set-off deffered tax positions [Member]
Income taxes [Line Items]
Net deferred tax assets	(212)	(156)
Net deferred tax liabilities	(212)	(156)
Net deferred tax assets [Member]
Income taxes [Line Items]
Deferred tax liability (asset)	(1,761)	(1,721)	€ (1,676)
Deferred tax expense (income) recognised in profit or loss	190	(13)
Other changes in deferred tax assets and liabilities	(151)	59
Net deferred tax assets	1,820	1,865
Net deferred tax liabilities	€ 59	€ 143